AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 92.9%
Communication Services - 7.3%
Alphabet, Inc., Class A (United States)	6,605	$1,347,552
Charter Communications, Inc., Class A (United States)*	2,978	1,028,869

Total Communication Services		2,376,421
Consumer Discretionary - 12.3%
Amadeus IT Group, S.A. (Spain)	15,802	1,156,352
Amazon.com, Inc. (United States)*	8,517	2,024,321
Cie Financiere Richemont, S.A. (Switzerland)	4,406	851,762

Total Consumer Discretionary		4,032,435
Consumer Staples - 8.4%
Diageo PLC (United Kingdom)	48,848	1,455,203
Unilever PLC (United Kingdom)	22,587	1,292,947

Total Consumer Staples		2,748,150
Financials - 10.4%
Aon PLC, Class A (United States)	3,545	1,314,557
The Charles Schwab Corp. (United States)	4,834	399,868
Intercontinental Exchange, Inc. (United States)	6,141	981,516
Mastercard, Inc., Class A (United States)	1,267	703,730

Total Financials		3,399,671
Health Care - 20.3%
Becton Dickinson & Co. (United States)	4,106	1,016,646
Bio-Rad Laboratories, Inc., Class A (United States)*	1,776	640,923
The Cooper Cos., Inc. (United States)*	6,204	598,996
Elevance Health, Inc. (United States)	1,965	777,551
Sonic Healthcare, Ltd. (Australia)	30,554	536,765
Thermo Fisher Scientific, Inc. (United States)	1,646	983,896
UnitedHealth Group, Inc. (United States)	2,565	1,391,487
	Shares	Value

Zoetis, Inc. (United States)	4,098	$700,348

Total Health Care		6,646,612
Industrials - 23.1%
Aena SME, S.A. (Spain)[1]	3,022	650,818
Airbus SE (France)	8,975	1,552,419
Canadian Pacific Kansas City, Ltd. (Canada)	17,542	1,396,343
Safran, S.A. (France)	6,560	1,626,201
Siemens AG (Germany)	5,245	1,124,402
Vinci, S.A. (France)	11,340	1,227,134

Total Industrials		7,577,317
Information Technology - 11.1%
Dassault Systemes SE (France)	17,729	692,173
Microsoft Corp. (United States)	4,790	1,988,138
Salesforce, Inc. (United States)	2,769	946,167

Total Information Technology		3,626,478

Total Common Stocks (Cost $26,597,282)		30,407,084
Short-Term Investments - 7.3%
Other Investment Companies - 7.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%[2]	951,322	951,322
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%[2]	1,426,984	1,426,984

Total Short-Term Investments (Cost $2,378,306)		2,378,306
Total Investments - 100.2% (Cost $28,975,588)		32,785,390
Other Assets, less Liabilities - (0.2)%		(59,707)
Net Assets - 100.0%		$32,725,683

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of this security amounted to $650,818 or 2.0% of net assets.
[2]	Yield shown represents the January 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,396,343	$6,180,974	—	$7,577,317
Health Care	6,109,847	536,765	—	6,646,612
Consumer Discretionary	2,024,321	2,008,114	—	4,032,435
Information Technology	2,934,305	692,173	—	3,626,478
Financials	3,399,671	—	—	3,399,671
Consumer Staples	—	2,748,150	—	2,748,150
Communication Services	2,376,421	—	—	2,376,421
Short-Term Investments
Other Investment Companies	2,378,306	—	—	2,378,306
Total Investments in Securities	$20,619,214	$12,166,176	—	$32,785,390

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2025, was as follows:
Country	% of Long-Term Investments
Australia	1.8
Canada	4.6
France	16.8
Germany	3.7
Spain	5.9
Switzerland	2.8
United Kingdom	9.0
United States	55.4
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.